Premises and Equipment - Summary of Premises and Equipment (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Total contractual commitments to purchase premises and equipment	$ 162	$ 94